Schedule H, Line 4a – Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
PROG Holdings Employee Retirement Plan
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
EIN #85-2484385 Plan #001
For the Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan		Totals that Constitute Nonexempt Prohibited Transactions
Year	Check Here if Late Participant Loan Repayments are Included:	Contributions Not Corrected	Contributions Corrected Outside VFCP(1)	Contributions Pending Correction in VFCP(1)	Total Fully Corrected Under VFCP(1) and PTE(2) 2002-51
2025	x	$—	$2,013	$—	$—
[1] Voluntary Fiduciary Correction Program
[2] Prohibited Transaction Exemption